UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason Partners Fund Advisor, LLC
Address: 620 Eighth Avenue
         49th Floor
         New York, NY  10018

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Becker
Title:     Chief Compliance Officer
Phone:     212-805-6016

Signature, Place, and Date of Signing:

     Ted Becker     New York, NY     August 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $104,882 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     3524   210000 SH       DEFINED 1              210000        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     1703    63000 SH       DEFINED 1               63000        0        0
ASHFORD HOSPITALITY TR INC     9% CUM PFD SER E 044103505     2547    97000 SH       DEFINED 1               97000        0        0
BIOMED REALTY TRUST INC        COM              09063H107     2429   130000 SH       DEFINED 1              130000        0        0
CAMPUS CREST CMNTYS INC        COM              13466Y105     3203   308220 SH       DEFINED 1              308220        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101     1912   100000 SH       DEFINED 1              100000        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     3515   557830 SH       DEFINED 1              557830        0        0
DIGITAL RLTY TR INC            COM              253868103     3379    45000 SH       DEFINED 1               45000        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     4605   112000 SH       DEFINED 1              112000        0        0
ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E 29380T600     1638    60000 SH       DEFINED 1               60000        0        0
EXCEL TR INC                   COM              30068C109     2297   192000 SH       DEFINED 1              192000        0        0
FIRST POTOMAC RLTY TR          COM              33610F109     4826   410000 SH       DEFINED 1              410000        0        0
HCP INC                        COM              40414L109     5290   119800 SH       DEFINED 1              119800        0        0
HEALTH CARE REIT INC           COM              42217K106     4839    83000 SH       DEFINED 1               83000        0        0
HIGHWOODS PPTYS INC            COM              431284108     2760    82000 SH       DEFINED 1               82000        0        0
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102     4112   166000 SH       DEFINED 1              166000        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200     4023   480000 SH       DEFINED 1              480000        0        0
KILROY RLTY CORP               COM              49427F108     5166   106700 SH       DEFINED 1              106700        0        0
KITE RLTY GROUP TR             COM              49803T102     1318   264000 SH       DEFINED 1              264000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     6484   176000 SH       DEFINED 1              176000        0        0
MACERICH CO                    COM              554382101     7382   125000 SH       DEFINED 1              125000        0        0
MACK CALI RLTY CORP            COM              554489104     3489   120000 SH       DEFINED 1              120000        0        0
OMEGA HEALTHCARE INVS INC      COM              681936100     6750   300000 SH       DEFINED 1              300000        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     3113   247620 SH       DEFINED 1              247620        0        0
REGENCY CTRS CORP              COM              758849103     4044    85000 SH       DEFINED 1               85000        0        0
RETAIL PPTYS AMER INC          CL A             76131V202      365    37500 SH       DEFINED 1               37500        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     4241   190000 SH       DEFINED 1              190000        0        0
STARWOOD PPTY TR INC           COM              85571B105     3581   168000 SH       DEFINED 1              168000        0        0
SUNSTONE HOTEL INVS INC NEW    CV 8% CUM PFD-D  867892507     1694    67325 SH       DEFINED 1               67325        0        0
URSTADT BIDDLE PPTYS INS       CL A             917286205      653    33000 SH       DEFINED 1               33000        0        0